Financial investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial investments measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	$ 276,577	$ 348,972
Financial investments measured at fair value through other comprehensive income | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	59,602	100,158
Financial investments measured at fair value through other comprehensive income | – debt securities
Disclosure of financial assets [line items]
Financial assets	215,163	246,998
Financial investments measured at fair value through other comprehensive income | – equity securities
Disclosure of financial assets [line items]
Financial assets	1,812	1,770
Financial investments measured at fair value through other comprehensive income | – other instruments
Disclosure of financial assets [line items]
Financial assets	0	46
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	154,219	97,302
Debt instruments measured at amortised cost | – treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	55,392	21,634
Debt instruments measured at amortised cost | – debt securities
Disclosure of financial assets [line items]
Financial assets	98,827	75,668
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 430,796	$ 446,274